SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Risks in relation to the VIE structure
Total assets	$ 2,263,895		¥ 8,720,135		¥ 14,729,584
Total liabilities	2,002,375		8,706,216		13,028,058
Total operating revenue	857,968	¥ 5,582,189	4,338,686	¥ 2,524,942
Net loss	36,943	240,352	(117,939)	(310,194)
Net cash provided by (used in) operating activities	255,497	1,662,325	379,839	(1,485,106)
Net cash used in investing activities	(833,636)	(5,423,884)	(4,502,270)	(1,587,645)
Net cash provided by financing activities	678,052	4,411,608	4,459,947	3,031,864
Net increase in cash and cash equivalents	99,422	646,870	344,234	(26,213)
Cash and cash equivalents at beginning of the year	73,714	479,605	135,371	161,584
Cash and cash equivalents at end of the year	173,136	1,126,475	479,605	135,371
Registered capital and PRC statutory reserves	$ 8,586		2,003		55,861
VIEs
Risks in relation to the VIE structure
Total assets			8,565,968		14,453,386
Total liabilities			8,845,409		14,730,440
Total operating revenue		5,582,189	4,338,686	2,524,942
Net loss		(7,905)	(89,726)	(297,545)
Net cash provided by (used in) operating activities		1,652,267	360,790	(1,266,996)
Net cash used in investing activities		(5,407,706)	(4,498,168)	(1,639,542)
Net cash provided by financing activities		3,851,583	4,450,392	2,938,424
Net increase in cash and cash equivalents		96,144	313,014	31,886
Cash and cash equivalents at beginning of the year		355,830	42,816	10,930
Cash and cash equivalents at end of the year		¥ 451,974	355,830	¥ 42,816
Registered capital and PRC statutory reserves			¥ 1,314,300		¥ 671,800
Qianhai Dingsheng
Risks in relation to the VIE structure
Term of the loan	10 years	10 years
Extension term of the loan	10 years	10 years